CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows provided by Operating Activities:
Net income / (loss)	$ 3,238	$ (57,346)	$ 5,969
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	10,309	11,070	12,476
Amortization of deferred financing costs	196	197	197
Amortization of deferred revenue	(221)	(107)	(112)
Amortization of prepaid charter revenue	11,610	20,322	12,204
Impairment losses	0	42,323	0
Loss on vessels' sale	695	16,481	0
Compensation cost on restricted stock awards	341	371	900
Actuarial loss	(68)	0	0
(Increase) / Decrease in:
Accounts receivable, trade	(157)	(319)	(52)
Inventories	(343)	1,242	(1,374)
Prepaid expenses and other assets	(714)	(362)	(1,877)
Increase / (Decrease) in:
Accounts payable, trade and other	68	(933)	755
Due to related parties	600	(254)	339
Accrued liabilities	154	(619)	741
Deferred revenue	(310)	(406)	1,180
Other liabilities	89	80	0
Net Cash provided by Operating Activities	25,487	31,740	31,346
Cash Flows used in Investing Activities:
Vessel acquisitions and other vessel costs	(60,379)	(107,864)	(107,960)
Proceeds from sale of vessels, net of expenses	8,784	33,665	0
Acquisition of time charter	0	(8,500)	(42,000)
Land acquisition	(871)
Property and equipment additions	(29)	(421)	0
Insurance settlements	859	1,457	0
Net Cash used in Investing Activities	(51,636)	(81,663)	(149,960)
Cash Flows provided by Financing Activities:
Proceeds from long term debt from a related party	0	50,000	0
Proceeds from long term bank debt	0	6,000	92,700
Issuance of common stock, net of issuance costs	96,001	12,356	53,901
Cash dividends	(7,534)	(29,674)	(28,545)
Increase in restricted cash	0	(600)	(9,270)
Net Cash provided by Financing Activities	88,467	38,082	108,786
Net increase / (decrease) in cash and cash equivalents	62,318	(11,841)	(9,828)
Cash and cash equivalents at beginning of period	19,685	31,526	41,354
Cash and cash equivalents at end of period	82,003	19,685	31,526
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 6,106	$ 3,783	$ 2,546